Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting
4.
Segment reporting

In 2022, the Group operated in the specific technology field of RNA therapeutics.

Business segments

The Group has identified the Chief Executive Officer as the CODM. For the 12 months ended December 31, 2022 and 2021, the CODM determined that the Group had one business segment, the development of RNAi-based medicines. This is consistent with reporting to senior management. The information used internally by the CODM is the same as that disclosed in the financial statements.

An analysis of the group’s assets and revenues by location is shown below:

	U.S.A.	U.K.	Germany	Total
	£000s	£000s	£000s	£000s
Non-current assets
As at December 31, 2021	17	516	9,328	9,861
As at December 31, 2022	-	1,166	9,648	10,814

Revenue analysis for the year ended December 31, 2020
Research collaboration	-	5,253	-	5,253
Royalties	-	-	226	226
	-	5,253	226	5,479

Revenue analysis for the year ended December 31, 2021
Research collaboration	-	12,023	-	12,023
Royalties	-	-	392	392
	-	12,023	392	12,415

Revenue analysis for the year ended December 31, 2022
Research collaboration	-	16,923	-	16,923
Royalties	-	-	578	578
.	-	16,923	578	17,501